Financial Instruments - Gain/(Loss) Reclassified from Other Comprehensive Income into Consolidated Statement of Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Changes in fair value of cash flow hedges reclassified to profit/(loss)	$ 26,436	$ 24,777	$ 14,222
Income tax related to amounts reclassified into consolidated statement of income	(9,965)	(8,998)	(5,230)
Total	16,471	15,779	8,992
Revenue [member]
Disclosure of detailed information about financial instruments [line items]
Changes in fair value of cash flow hedges reclassified to profit/(loss)	11,231	7,952	7,941
Foreign exchange gain/(loss), net [member]
Disclosure of detailed information about financial instruments [line items]
Changes in fair value of cash flow hedges reclassified to profit/(loss)	15,766	16,896	$ 6,281
Finance expense [member]
Disclosure of detailed information about financial instruments [line items]
Changes in fair value of cash flow hedges reclassified to profit/(loss)	$ (561)	$ (71)